Convertible loan	12 Months Ended
Dec. 31, 2022
Convertible loan
Convertible loan

13.Convertible loan

In October 2020, the Group entered into certain equity transfer agreements (the “Agreements”) with Ningxia Fengyin Enterprise Management Consulting LLP (“Ningxia Fengyin”) to obtain total equity interests of Yinchuan Chuanxi Technology Co., Ltd. (“Chuanxi Technology”), for total consideration of RMB400,000 (the “Consideration”).

As part of the transaction, in October 2020, the Group issued a warrant (the “Warrant”) to Otov Alfa Holding Limited (the “Otov Alfa”), an entity designated by Ningxia Fengyin, to subscribe 320,036,576 class A ordinary shares of the Company at par value US$0.000125 per share (the “Warrant Shares”). The Warrant is exercisable immediately and will expire on the third anniversary of October 22, 2020. If the Warrant is exercised before its expiration date, the Group will be released from the obligation of paying corresponding portion of the Consideration. The un-released portion of the debt bears an annual interest rate of 8.75%, and the interest is payable quarterly. The Group has repaid RMB306,000 of convertible loan and proceeds another RMB19,000 from new issuance of convertible loan as of December 31, 2022. Accrued interest payable was of RMB8,750 and RMB8,127 as of December 31, 2021 and 2022. For the years ended December 31, 2020, 2021 and 2022, interest expenses were RMB5,516 and RMB35,000 and RMB21,377, respectively.

Since the Warrant is not detachable from the debt and is not a derivative, and no cash conversion features and beneficial conversion features are contained in the instrument, the debt and the Warrant were accounted as a liability equal to the proceeds received in entirety.

To secure the debt due to Ningxia Fengyin, on December 2, 2020, the Group pledged 100% equity interest of Ganzhou Aixin Network Micro Finance Co., Ltd, a subsidiary of the Group, to Ningxia Fengyin. The Group paid a transaction service fee of RMB4,000 to Guangdong Huawen Industry Group Co., Ltd., a related party of the Group in November 2020.